Equity - Additional Information (Detail) - USD ($)		3 Months Ended		9 Months Ended
	Jun. 02, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	May 11, 2017
Restricted Stock Units
Class of Stock [Line Items]
Restricted stock units awarded				104,000
Compensation expense		$ 96,000	$ 0	$ 231,000	$ 0
Estimated sharebased compensation expense for remainder of 2017		110,000		110,000
Estimated sharebased compensation expense for 2018		285,000		285,000
Estimated sharebased compensation expense for 2019		212,000		212,000
Estimated sharebased compensation expense for 2020		$ 58,000		$ 58,000
2017 Plan | Restricted Stock Units
Class of Stock [Line Items]
Restricted stock units awarded	104,000
2017 Plan | Restricted Stock Units | Employees
Class of Stock [Line Items]
Restricted stock units awarded	53,000
2017 Plan | Restricted Stock Units | Employees | Vest in 2017
Class of Stock [Line Items]
Restricted stock units expected to vest during period	9,000
2017 Plan | Restricted Stock Units | Employees | Vest in 2018
Class of Stock [Line Items]
Restricted stock units expected to vest during period	24,000
2017 Plan | Restricted Stock Units | Employees | Vest in 2019
Class of Stock [Line Items]
Restricted stock units expected to vest during period	20,000
2017 Plan | Restricted Stock Units | Officer [Member]
Class of Stock [Line Items]
Restricted stock units awarded	51,000
2017 Plan | Restricted Stock Units | Officer [Member] | Vest on June 2, 2018
Class of Stock [Line Items]
Restricted stock units expected to vest during period	17,000
2017 Plan | Restricted Stock Units | Officer [Member] | Vest on June 2, 2019
Class of Stock [Line Items]
Restricted stock units expected to vest during period	17,000
2017 Plan | Restricted Stock Units | Officer [Member] | Vest on June 2, 2020
Class of Stock [Line Items]
Restricted stock units expected to vest during period	17,000
2017 Plan | Maximum
Class of Stock [Line Items]
Maximum number of shares of common stock reserved for issuance under plan						1,250,000